Shareholder Fees	May 01, 2026 USD ($)
MH Elite Small Cap Fund of Funds | MH Elite Small Cap Fund of Funds
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	0
Maximum Account Fee	$ 0
MH Elite Fund of Funds | MH Elite Fund of Funds
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	0
Maximum Account Fee	$ 0
MH Elite Select Portfolio of Funds | MH Elite Select Portfolio of Funds
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	0
Maximum Account Fee	$ 0
MH Elite Income Fund of Funds | MH Elite Income Fund of Funds
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee	$ 0
Exchange Fee	0
Maximum Account Fee	$ 0